Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 18,371	$ 15,026
Aggregate fair value	18,228	15,052
Unrealized Gains	51	97
Unrealized losses	(194)	(71)
Short Term Marketable Securities [Member] | Government and Corporate Debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	5,265	2,238
Aggregate fair value	5,279	2,221
Unrealized Gains	27
Unrealized losses	(13)	(17)
Long Term Marketable Securities [Member] | Government and Corporate Debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	13,106	12,788
Aggregate fair value	12,949	12,831
Unrealized Gains	24	97
Unrealized losses	$ (181)	$ (54)